STABLE VALUE FUND - Narrative (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Average yield earned	4.20%	5.00%
Average yield credited to participants	3.00%	2.80%